Intangible assets - Disclosure of Goodwill by Operating Segment (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 485,622	€ 475,890	€ 409,511
TFSS
Disclosure of detailed information about intangible assets [line items]
Goodwill	361,879	361,470	360,311
AVPS
Disclosure of detailed information about intangible assets [line items]
Goodwill	51,271	50,497	49,200
ZigZag
Disclosure of detailed information about intangible assets [line items]
Goodwill	64,540	63,923	0
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,932	€ 0	€ 0